Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.4%	Shares	Value
Air freight & logistics - 1.0%
FedEx Corp.	22,200	$5,224,548
Automobiles - 2.0%
Tesla, Inc.*	12,800	10,157,184
Beverages - 0.4%
Keurig Dr Pepper, Inc.	69,900	2,222,820
Biotechnology - 3.5%
AbbVie, Inc.	75,300	7,716,744
Amgen, Inc.	28,500	6,880,755
Vertex Pharmaceuticals, Inc.*	15,300	3,504,924
Building products - 0.8%
Carrier Global Corp.	105,431	4,059,093
Capital markets - 0.5%
The Goldman Sachs Group, Inc.	8,500	2,304,945
Electrical equipment - 0.6%
Generac Holdings, Inc.*	12,600	3,104,892
Electronic equipment, instruments & components - 0.7%
Keysight Technologies, Inc.*	25,000	3,539,750
Entertainment - 2.2%
Activision Blizzard, Inc.	55,600	5,059,600
Netflix, Inc.*	11,400	6,069,246
Food & staples retailing - 2.1%
Costco Wholesale Corp.	13,600	4,793,048
Wal-Mart, Inc.	41,300	5,802,237
Health care equipment & supplies - 0.9%
Danaher Corp.	6,100	1,450,824
Zimmer Biomet Holdings, Inc.	19,500	2,996,565
Health care providers & services - 4.6%
CVS Health Corp.	54,100	3,876,265
Laboratory Corp. of America Holdings*	10,800	2,472,228
McKesson Corp.	20,400	3,559,188
UnitedHealth Group, Inc.	41,000	13,676,780
Health care technology - 0.8%
Veeva Systems, Inc., Class A*	14,900	4,118,956
Hotels, restaurants & leisure - 0.5%
Dominos Pizza, Inc.	7,200	2,669,472
Household durables - 2.0%
D.R. Horton, Inc.	38,600	2,964,480
Lennar Corp., Class A	48,300	4,016,145
PulteGroup, Inc.	77,500	3,371,250
Household products - 0.7%
The Procter & Gamble Co.	29,900	3,833,479
Insurance - 0.4%
MetLife, Inc.	45,100	2,171,565
Interactive media & services - 8.7%
Alphabet, Inc., Class A*	7,314	13,365,311
Alphabet, Inc., Class C*	6,212	11,403,617
Facebook, Inc., Class A*	65,100	16,817,283
Pinterest, Inc., Class A*	40,600	2,781,506
Internet & direct marketing retail - 9.1%
Amazon.com, Inc.*	11,000	35,268,200
eBay, Inc.	108,600	6,136,986
Etsy, Inc.*	24,900	4,957,341
IT services - 8.5%
Akamai Technologies, Inc.*	32,600	3,619,578
Booz Allen Hamilton Holding Corp.	27,100	2,308,107
Fidelity National Information Services, Inc.	35,228	4,349,249
Global Payments, Inc.	19,800	3,495,096
MasterCard, Inc., Class A	25,030	7,916,739
PayPal Holdings, Inc.*	60,400	14,152,324
Visa, Inc., Class A	40,000	7,730,000
Life sciences tools & services - 1.9%
Thermo Fisher Scientific, Inc.	19,500	9,939,150
Machinery - 0.6%
Cummins, Inc.	12,400	2,906,808
Multiline retail - 1.3%
Target Corp.	37,300	6,757,641
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	98,900	6,075,427
Eli Lilly & Co.	24,000	4,991,280
Road & rail - 0.4%
Kansas City Southern	11,000	2,229,370
Semiconductors & semiconductor equipment - 11.3%
Advanced Micro Devices, Inc.*	53,700	4,598,868
Broadcom, Inc.	6,800	3,063,400
KLA Corp.	20,200	5,657,414
Lam Research Corp.	9,600	4,645,920
NVIDIA Corp.	25,200	13,093,668
Qorvo, Inc.*	19,000	3,246,720
QUALCOMM, Inc.	74,300	11,611,604
Teradyne, Inc.	59,700	6,774,756
Texas Instruments, Inc.	32,600	5,401,494
Software - 16.4%
Adobe, Inc.*	23,000	10,551,710
Cloudflare, Inc., Class A*	35,100	2,690,766
Crowdstrike Holdings, Inc., Class A*	11,800	2,546,440
Fortinet, Inc.*	16,700	2,417,325
Microsoft Corp.	180,900	41,961,564
salesforce.com, Inc.*	35,300	7,962,268
SS&C Technologies Holdings, Inc.	36,400	2,288,832
Synopsys, Inc.*	44,600	11,393,070
Zoom Video Communications, Inc., Class A*	5,600	2,083,592
Specialty retail - 4.0%
Advance Auto Parts, Inc.	13,800	2,058,132
AutoZone, Inc.*	2,700	3,019,599
Dick's Sporting Goods, Inc.	34,500	2,311,845
Lowe's Cos., Inc.	21,600	3,603,960
The Home Depot, Inc.	34,900	9,451,618
Technology hardware, storage & peripherals - 9.6%
Apple, Inc.	372,764	49,189,937
Textiles, apparel & luxury goods - 0.8%
NIKE, Inc., Class B	30,000	4,007,700
Trading companies & distributors - 0.9%
United Rentals, Inc.*	19,000	4,617,190
Total common stocks (cost $225,553,073)		509,067,388
Total investment portfolio (cost $225,553,073) - 99.4%		509,067,388
Other assets in excess of liabilities - 0.6%		3,309,576
Total net assets - 100.0%		$512,376,964

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.